Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Central Mare [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses

The fees charged by and expenses relating to CSI for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022	Presented in:
Management fees	69	199	61	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,953	1,477	1,749	Management fees – related parties –Statement of comprehensive (loss)/ income
Supervision services fees	63	79	14	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	60	17	37	Vessel operating expenses –Statement of comprehensive (loss)/income
	198	255	129	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	330	360	360	Management fees – related parties –Statement of comprehensive (loss)/ income
Commission for sale and purchase of vessels	3,377	793		Management fees – related parties –Statement of comprehensive (loss)/ income
	3,971	-	730	Loss/(Gain) from vessel sales –Statement of comprehensive (loss)/income
	454	-		Capitalized in Investments in unconsolidated joint ventures –Balance sheet
	1,017	-		Capitalized in Right of use assets from operating leases – Balance Sheet
	-	264		Impairment on vessels – Statement of comprehensive (loss)/income
Newbuilding vessels monitoring fee	-	1,365	455	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Financing fees	-	150	312	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	761	705	1,008	Voyage expenses - Statement of comprehensive (loss)/income
Total	12,253	5,664	4,855

Central Shipping Inc [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Statement of comprehensive (loss)/income
Amortization of awarded shares*	(34)	(34)	(16)	Management fees – related parties – Statement of comprehensive (loss)/income
Total	326	326	344

*
As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34, $34 and $16 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2020, 2021 and 2022 respectively. The Company’s equity incentive plan ended on June 30, 2022.